DEBT AND BORROWING ARRANGEMENTS	12 Months Ended
Dec. 31, 2012
Debt and Borrowing Arrangements Disclosure [Abstract]
DEBT AND BORROWING ARRANGEMENTS
DEBT AND BORROWING ARRANGEMENTS
Short-Term Borrowings
Loans and notes payable consist primarily of commercial paper issued in the United States. As of December 31, 2012 and 2011, we had $16,204 million and $12,135 million, respectively, in outstanding commercial paper borrowings. Our weighted-average interest rates for commercial paper outstanding were approximately 0.3 percent and 0.2 percent per year as of December 31, 2012 and 2011, respectively.
In addition, we had $7,768 million in lines of credit and other short-term credit facilities as of December 31, 2012, of which $854 million was related to the Company's consolidated Philippine bottling operations that were classified as held for sale. The Company's total lines of credit included $93 million that was outstanding and primarily related to our international operations.
Included in the credit facilities discussed above, the Company had $6,314 million in lines of credit for general corporate purposes. These backup lines of credit expire at various times from 2013 through 2017. There were no borrowings under these backup lines of credit during 2012. These credit facilities are subject to normal banking terms and conditions. Some of the financial arrangements require compensating balances, none of which is presently significant to our Company.
Long-Term Debt
During 2012, the Company retired $1,250 million of long-term notes upon maturity and issued $2,750 million of long-term debt. The general terms of the notes issued are as follows:

•	$1,000 million total principal amount of notes due March 14, 2014, at a variable interest rate equal to the three-month London Interbank Offered Rate ("LIBOR") minus 0.05 percent;

•	$1,000 million total principal amount of notes due March 13, 2015, at a fixed interest rate of 0.75 percent; and

•	$750 million total principal amount of notes due March 14, 2018, at a fixed interest rate of 1.65 percent.
During 2011, the Company issued $2,979 million of long-term debt. We used $979 million of this newly issued debt and paid a premium of $208 million to exchange $1,022 million of existing long-term debt that was assumed in connection with our acquisition of CCE's former North America business. The remaining cash from the issuance was used to reduce the Company's outstanding commercial paper balance and exchange a certain amount of short-term debt.
The general terms of the notes issued during 2011 are as follows:

•	$1,655 million total principal amount of notes due September 1, 2016, at a fixed interest rate of 1.8 percent; and

•	$1,324 million total principal amount of notes due September 1, 2021, at a fixed interest rate of 3.3 percent.
During the fourth quarter of 2011, the Company extinguished long-term debt that had a carrying value of $20 million and was not scheduled to mature until 2012. This debt was outstanding prior to the Company's acquisition of CCE's former North America business. In addition, the Company repurchased long-term debt during 2011 that was assumed in connection with our acquisition of CCE's former North America business. The repurchased debt included $99 million in unamortized fair value adjustments recorded as part of our purchase accounting for the CCE transaction and was settled throughout the year as follows:

•	During the first quarter of 2011, the Company repurchased all of our outstanding U.K. pound sterling notes that had a carrying value of $674 million;

•	During the second quarter of 2011, the Company repurchased long-term debt that had a carrying value of $42 million; and

•	During the third quarter of 2011, the Company repurchased long-term debt that had a carrying value of $19 million.
The Company recorded a net charge of $9 million in the line item interest expense in our consolidated statement of income during the year ended December 31, 2011. This net charge was due to the exchange, repurchase and/or extinguishment of long-term debt described above.
During 2010, in connection with the Company's acquisition of CCE's former North America business, we assumed $7,602 million of long-term debt, which had an estimated fair value of approximately $9,345 million as of the acquisition date. We recorded the assumed debt at its fair value as of the acquisition date. Refer to Note 2.
On November 15, 2010, the Company issued $4,500 million of long-term notes and used some of the proceeds to repurchase $2,910 million of long-term debt. The remaining cash from the issuance was used to reduce our outstanding commercial paper balance. The repurchased debt consisted of $1,827 million of debt assumed in our acquisition of CCE's former North America business and $1,083 million of the Company's debt that was outstanding prior to the acquisition. The Company recorded a charge of $342 million in interest expense related to the premiums paid to repurchase the long-term debt and the costs associated with the settlement of treasury rate locks issued in connection with the debt tender offer. The general terms of the notes issued on November 15, 2010, were as follows:

•	$1,250 million total principal amount of notes due May 15, 2012, at a variable interest rate of three-month LIBOR plus 0.05 percent;

•	$1,250 million total principal amount of notes due November 15, 2013, at a fixed interest rate of 0.75 percent;

•	$1,000 million total principal amount of notes due November 15, 2015, at a fixed interest rate of 1.5 percent; and

•	$1,000 million total principal amount of notes due November 15, 2020, at a fixed interest rate of 3.15 percent.
Subsequent to the repurchase of a portion of the long-term debt assumed from CCE, the general terms of the debt assumed and remaining outstanding as of December 31, 2010, were as follows:

•	$2,594 million total principal amount of U.S. dollar notes due 2011 to 2037 at an average interest rate of 5.7 percent;

•	$2,288 million total principal amount of U.S. dollar debentures due 2012 to 2098 at an average interest rate of 7.4 percent;

•	$275 million total principal amount of U.S. dollar notes due 2011 at a variable interest rate of 1.0 percent;

•	$544 million total principal amount of U.K. pound sterling notes due 2016 and 2021 at an average interest rate of 6.5 percent;

•	$303 million principal amount of U.S. dollar zero coupon notes due 2020; and

•	$26 million of other long-term debt.
The Company's long-term debt consisted of the following (in millions, except average rate data):

	December 31, 2012		December 31, 2011
	Amount	Average Rate [1]	Amount	Average Rate[1]
U.S. dollar notes due 2013–2093	$13,407	1.7%	$12,270	1.9%
U.S. dollar debentures due 2017–2098	2,207	3.7	2,482	4.0
U.S. dollar zero coupon notes due 2020[2]	135	8.4	130	8.4
Other, due through 2098[3]	291	4.4	584	4.8
Fair value adjustment[4]	273	N/A	231	N/A
Total[5,6]	$16,313	2.1%	$15,697	2.3%
Less current portion	1,577		2,041
Long-term debt	$14,736		$13,656

[1]
These rates represent the weighted-average effective interest rate on the balances outstanding as of year end, as adjusted for the effects of interest rate swap agreements as well as fair value adjustments, if applicable. Refer to Note 5 for a more detailed discussion on interest rate management.

[2]	This amount is shown net of unamortized discounts of $36 million and $41 million as of December 31, 2012 and 2011, respectively.

[3]	As of December 31, 2012, the amount shown includes $90 million of debt instruments that are due through 2022.

[4]	Refer to Note 5 for additional information about our fair value hedging strategy.

[5]
As of December 31, 2012 and 2011, the fair value of our long-term debt, including the current portion, was $17,157 million and $16,360 million, respectively. The fair value of our long-term debt is estimated based on quoted prices for those or similar instruments.

[6]	The above notes and debentures include various restrictions, none of which is presently significant to our Company.
The carrying value of the Company's long-term debt included fair value adjustments related to the debt assumed from CCE of $617 million and $733 million as of December 31, 2012 and 2011, respectively. These fair value adjustments are being amortized over the number of years remaining until the underlying debt matures. As of December 31, 2012, the weighted-average maturity of the assumed debt to which these fair value adjustments relate was approximately 17 years. The amortization of these fair value adjustments will be a reduction of interest expense in future periods, which will typically result in our interest expense being less than the actual interest paid to service the debt. Total interest paid was $574 million, $573 million and $422 million in 2012, 2011 and 2010, respectively.
Maturities of long-term debt for the five years succeeding December 31, 2012, are as follows (in millions):

Maturities of Long-Term Debt
2013	$1,577
2014	2,633
2015	2,451
2016	1,705
2017	1,439